UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
           --------------------------------------------------
Address:   10250 Constellation Boulevard
           --------------------------------------------------
           Suite 2950
           --------------------------------------------------
           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes             Los Angeles, California         5/15/07
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        62
                                               -------------

Form 13F Information Table Value Total:        $1,701,470
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                      FORM 13F INFORMATION TABLE

          COLUMN 1         COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
                                                     VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED   NONE
--------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD              COM             G02602103   2,200       60,300  SH           SOLE                 60,300
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN FINANCIAL      NOTE 4.375%
  REALTY TR             7/15/2024       02607PAB3  19,693   20,500,000  PRN          SOLE             20,500,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE 0.75%
AMERICREDIT CORP        9/15/2011       03060RAP6   2,968    3,000,000  PRN          SOLE              3,000,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE 2.125
AMERICREDIT CORP        9/15/2013       03060RAR2  17,243   17,500,000  PRN          SOLE             17,500,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE 0.125%
AMGEN INC               2/01/2011       031162AN0  22,867   25,000,000  PRN          SOLE             25,000,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE 2.875%
APEX SILVER MINES LTD   3/15/2024       03760XAB7  17,520   22,000,000  PRN          SOLE             22,000,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE 4%
ARCHSTONE-SMITH TRUST   11/15/2026      039584AC1  31,376   30,000,000  PRN          SOLE             30,000,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
BANKUNITED FINANCIAL    NOTE 3.125%
  CORP                  3/1/2034        06652BAE3  10,081   11,000,000  PRN          SOLE             11,000,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
BRISTOL-MYERS
  SQUIBB CO             CALL            110122908   1,720        9,500  SH   CALL    SOLE                  9,500    0       0
--------------------------------------------------------------------------------------------------------------------------------
CAROLINA GROUP          COM             540424207  16,362      216,400  SH           SOLE                216,400    0       0
--------------------------------------------------------------------------------------------------------------------------------
CERIDIAN CORP           COM             156779100  38,366    1,101,200  SH           SOLE              1,101,200    0       0
--------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC     COM             16411R208  30,472      978,233  SH           SOLE                978,233    0       0
--------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC     PUT             16411R958     700        5,000  SH   PUT     SOLE                  5,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
CITADEL BROADCASTING    NOTE 1.875%
  CORP                  2/15/2011       17285TAB2  17,060   20,019,000  PRN          SOLE             20,019,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
CKE RESTAURANTS INC     COM             24561E105  41,492    2,200,000  SH           SOLE              2,200,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
COMPUCREDIT CORP        COM             20478N100   4,431      141,937  SH           SOLE                141,937    0       0
--------------------------------------------------------------------------------------------------------------------------------
COMVERSE TECHNOLOGY
   INC                  COM             205862402  48,038    2,250,000  SH           SOLE              2,250,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
CVS CORP                COM             126650100 175,104    5,129,000  SH           SOLE              5,129,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
CVS/CAREMARK CORP       PUT             126650950  13,275       40,000  SH   PUT     SOLE                 40,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
DOMTAR CORP             COM             257559104  29,327    3,150,000  SH           SOLE              3,150,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
DST SYSTEMS INC         COM             233326107 109,604    1,457,500  SH           SOLE              1,457,500    0       0
--------------------------------------------------------------------------------------------------------------------------------
E*TRADE FINANCIAL CORP  COM             269246104  37,657    1,774,600  SH           SOLE              1,774,600    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE 1.750%
EMC CORP                12/1/2011       268648AK8   5,372    5,000,000  PRN          SOLE              5,000,000    0
--------------------------------------------------------------------------------------------------------------------------------
FIRSTFED FINANCIAL CORP COM             337907109  26,994      475,000  SH           SOLE                475,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE 1.000%
FLEXTRONICS INTL LTD    8/1/2010        33938EAL1  14,431   15,000,000  PRN          SOLE             15,000,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE 4.25%
FORD MOTOR CO           12/15/2036      345370CF5 110,588  100,000,000  SH           SOLE            100,000,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO CAP TR ii   PFD TR CV 6.5%  345395206  17,926      500,000  SH           SOLE                500,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE 1.5%
GATEWAY INC             12/31/2009      367626AB4  13,648   15,500,000  SH           SOLE             15,500,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP     DEB SR CV C33   370442717  57,220    2,500,000  SH           SOLE              2,500,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
H&R BLOCK INC           COM              93671105  33,664    1,600,000  SH           SOLE              1,600,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
HARRAHS ENTERTAINMENT
 INC                    COM             413619107  71,006      840,800  SH           SOLE                840,800    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE 2.25%
HUTCHINSON TECH         3/15/2010       448407AE6   7,268    7,500,000  SH           SOLE              7,500,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE 3.5%
INCYTE CORP             2/15/2011       45337CAE2   3,746    4,250,000  PRN          SOLE              8,000,000    0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE 3.5%
INCYTE CORP             2/15/2011       45337CAF9   1,812    2,000,000  PRN          SOLE              2,000,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE 3.5%
JETBLUE AIRWAYS CORP    7/15/1933       477143AB7   3,861    4,000,000  PRN          SOLE              4,000,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
KANSAS CITY SOUTHERN    COM             485170302  40,917    1,150,000  SH           SOLE              1,150,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
KINDRED HEALTHCARE
  INC                   COM             494580103  19,668      600,000  SH           SOLE                600,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
KULICKE & SOFFA         NOTE 1%
  INDUSTRIES            6/30/2010       501242AP6   5,782    6,000,000  SH           SOLE              6,000,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
MDS INC                 COM             55269P302  28,443    1,502,000  SH           SOLE              1,502,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE 1.625%
MEDIMMUNE INC           7/15/2013       584699AJ1  20,033   16,000,000  PRN          SOLE             16,000,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE 1.5%
MEDTRONIC INC           4/15/2011       585055AL0  39,388   38,500,000  SH           SOLE             38,500,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE FRN
MESA AIR GROUP INC      2/10/2024       590479AD3   4,333    8,000,000  SH           SOLE              8,000,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP      COM             635405103   1,863       50,000  SH           SOLE                 50,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
NCR CORPORATION         COM             62886E108  42,811      896,200  SH           SOLE                896,200    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE FRN
NOVELL INC              7/15/2024       670006AC9  17,235   17,500,000  PRN          SOLE             17,500,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
NOVELL INC              COM             670006105  28,775    3,985,507  SH           SOLE              3,985,507    0       0
--------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC          COM             629377508  24,356      338,084  SH           SOLE                338,084    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE 3.25%
OMNICARE INC            12/15/2035      681904AL2  26,221   30,000,000  PRN          SOLE             30,000,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS HOTELS
  LTD                   COM             G67743107  29,910      500,000  SH           SOLE                500,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL          NOTE 2.875%
  RES INC               9/30/2010       717125AC2  17,340   18,250,000  PRN          SOLE             18,250,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
PEOPLES BANK            COM             710198102  33,183      747,374  SH           SOLE                747,374    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE 6.375%
PIER 1 IMPORTS INC      2/15/36         720279AH1     958    1,000,000  PRN          SOLE              1,000,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC            COM             747525103  46,926    1,100,000  SH           SOLE              1,100,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC            PUT             747525953   1,523        9,500  SH   PUT     SOLE                  9,500    0
--------------------------------------------------------------------------------------------------------------------------------
RECKSON ASSOC REALTY    NOTE 4%
  CORP                  6/15/2025       75621LAJ3  17,608   15,000,000  PRN          SOLE             15,000,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE 4.000
RENTECH INC             4/15/2013       760112AA0   6,704    6,500,000  PRN          SOLE              6,500,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        NOTE 0%
SEPRACOR INC            10/15/2024      817315AW4  66,060   69,000,000  PRN          SOLE             69,000,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
SONIC AUTOMOTIVE INC-   NOTE FRN
  CLASS A               11/30/2015      83545GAK8  14,526   11,000,000  PRN          SOLE             11,000,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
TARGA RESOURCES
  PARTNERS LP           COM UNIT        87611X105   1,440       50,000  SH           SOLE                 50,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
TXU CORP                COM             873168108  58,665      915,203  SH           SOLE                915,203    0       0
--------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL HEALTH
  SERVICES-B            COM             913903100  31,493      550,000  SH           SOLE                550,000    0       0
--------------------------------------------------------------------------------------------------------------------------------
                        DBCV 3.625%
VORNADO REALTY TRUST    11/15/2026      929043AE7  20,220   20,000,000  PRN          SOLE             20,000,000    0       0
--------------------------------------------------------------------------------------------------------------------------------